Reinsurance - Additional Information (Detail) $ / Person in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2013 $ / Person	Dec. 31, 2015 USD ($) $ / Person	Dec. 31, 2014 USD ($) $ / Person	Dec. 31, 2013 USD ($)
Effects of Reinsurance [Line Items]
Maximum percentage of mortality risk ceded		90.00%	90.00%
Maximum coverage per life before ceded | $ / Person	250	2,000	2,000
Reinsurance recoverables		$ 253,669	$ 254,264
Interest credited to contract holder funds ceded		4,545	5,158	$ 5,468
Gross life insurance in force		40,610,000
Life insurance in force ceded to affiliated reinsurers		572,700
Life insurance in force ceded to unaffiliated reinsurers		9,010,000
Ceded premium related to structured settlement annuities		12,362	12,782	15,510
Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Ceded premium related to structured settlement annuities		3,400	3,400	3,500
Prudential
Effects of Reinsurance [Line Items]
Reinsurance recoverables		185,400	189,900
Premiums and contract charges ceded		7,100	8,200	9,000
Contract benefits ceded		1,400	1,400	11,000
Interest credited to contract holder funds ceded		4,500	5,200	5,500
Operating costs and expenses ceded		1,100	1,300	$ 1,500
Triton Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverables		$ 114	$ 22